Share-based compensation - Performance-Based Restricted stock units - Changes in the PRSUs (Details) - Performance-Based Restricted Stock Units	3 Months Ended
Mar. 31, 2026 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance as at the beginning	138,144
PRSUs granted (in shares)	49,241
Balance as at the end (none of which are vested)	187,385